Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2021	2020
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	99	106
Other purchase obligations	4,680	3,685
Purchase obligations	4,779	3,791

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2021
Purchase Obligations
Due 2022	1,199
Due 2023 to 2026	2,946
Due thereafter	634
Total	4,779